Debt - Revolving Credit Facility (Details) - USD ($)		1 Months Ended	12 Months Ended
		Oct. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Mar. 01, 2014
Debt Instrument [Line Items]
Amount borrowed from related parties			$ 306,000,000	$ 346,500,000
Line of Credit
Debt Instrument [Line Items]
Amount borrowed from related parties			196,500,000	237,000,000
Notes Payable, Other Payables | Revolving Credit Facility
Debt Instrument [Line Items]
Amount borrowed from related parties			0	0
Seadrill | Line of Credit
Debt Instrument [Line Items]
Amount borrowed from related parties	[1]		0	0
Seadrill | Notes Payable, Other Payables
Debt Instrument [Line Items]
Amount borrowed from related parties	[2]		0	0
Revolving Credit Facility | Seadrill | Credit facility $300
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 300,000,000	$ 100,000,000		$ 100,000,000
Maturity of debt		5 years
Interest rate added to LIBOR		5.00%	5.00%
Commitment fee percentage		2.00%	2.00%
Proceeds from revolving credit facility			$ 0
Repayments of revolving credit facility			0
Amount borrowed from related parties			$ 0	$ 0	$ 100,000,000
Revolving Credit Facility | Seadrill | Credit facility $300 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate basis on debt issuance			LIBOR
Interest rate added to LIBOR			5.00%
Seadrill | Line of Credit | Credit facility $300
Debt Instrument [Line Items]
Maturity of debt			5 years

[1]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2015 the Company drew down nothing from the revolving credit facility and repaid nothing. As at December 31, 2015 and 2014, the outstanding balance was nil and nil, respectively.
[2]	Discount loan notes:•$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $72.6 million to Seadrill.This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$100.0 million discount note - On March 21, 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Senior Secured Credit Facilities.